Trade and other receivables - Provision matrix (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Trade and other receivables	€ 20,840	€ 18,850
Expected credit loss rate (as a percent)	12.40%	14.90%
Gross carrying amount
Trade and other receivables
Trade and other receivables	€ 23,794	€ 22,163
Accumulated impairment
Trade and other receivables
Trade and other receivables	(2,954)	(3,313)
Plenitude customers
Trade and other receivables
Trade and other receivables	€ 2,629	€ 2,007
Expected credit loss rate (as a percent)	17.80%	22.80%
Plenitude customers | Not-past due
Trade and other receivables
Trade and other receivables	€ 2,518	€ 1,709
Expected credit loss rate (as a percent)	3.20%	3.60%
Plenitude customers | from 0 to 3 months
Trade and other receivables
Trade and other receivables	€ 77	€ 113
Expected credit loss rate (as a percent)	28.70%	16.30%
Plenitude customers | from 3 to 6 months
Trade and other receivables
Trade and other receivables	€ 20	€ 39
Expected credit loss rate (as a percent)	60.80%	40.90%
Plenitude customers | from 6 to 12 months
Trade and other receivables
Trade and other receivables	€ 8	€ 48
Expected credit loss rate (as a percent)	89.20%	52.00%
Plenitude customers | Over 12 months
Trade and other receivables
Trade and other receivables	€ 6	€ 98
Expected credit loss rate (as a percent)	98.40%	81.40%
Plenitude customers | Gross carrying amount
Trade and other receivables
Trade and other receivables	€ 3,200	€ 2,601
Plenitude customers | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	2,601	1,772
Plenitude customers | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	108	135
Plenitude customers | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	51	66
Plenitude customers | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	74	100
Plenitude customers | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	366	528
Plenitude customers | Accumulated impairment
Trade and other receivables
Trade and other receivables	(571)	(594)
Plenitude customers | Accumulated impairment | Not-past due
Trade and other receivables
Trade and other receivables	(83)	(63)
Plenitude customers | Accumulated impairment | from 0 to 3 months
Trade and other receivables
Trade and other receivables	(31)	(22)
Plenitude customers | Accumulated impairment | from 3 to 6 months
Trade and other receivables
Trade and other receivables	(31)	(27)
Plenitude customers | Accumulated impairment | from 6 to 12 months
Trade and other receivables
Trade and other receivables	(66)	(52)
Plenitude customers | Accumulated impairment | Over 12 months
Trade and other receivables
Trade and other receivables	(360)	(430)
Plenitude customers | Retail customer | Gross carrying amount
Trade and other receivables
Trade and other receivables	1,883	1,845
Plenitude customers | Retail customer | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	1,508	1,291
Plenitude customers | Retail customer | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	74	70
Plenitude customers | Retail customer | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	35	55
Plenitude customers | Retail customer | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	63	92
Plenitude customers | Retail customer | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	203	337
Plenitude customers | Middle customer | Gross carrying amount
Trade and other receivables
Trade and other receivables	870	646
Plenitude customers | Middle customer | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	657	424
Plenitude customers | Middle customer | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	33	22
Plenitude customers | Middle customer | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	11	5
Plenitude customers | Middle customer | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	7	7
Plenitude customers | Middle customer | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	162	188
Plenitude customers | Other customers | Gross carrying amount
Trade and other receivables
Trade and other receivables	447	110
Plenitude customers | Other customers | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	436	57
Plenitude customers | Other customers | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	1	43
Plenitude customers | Other customers | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	5	6
Plenitude customers | Other customers | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	4	1
Plenitude customers | Other customers | Gross carrying amount | Over 12 months
Trade and other receivables
Trade and other receivables	€ 1	€ 3